Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Quantity of shares	Share capital	Contributed surplus	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 30,475	$ 3,469	$ (5,856)	$ 28,088
Balance (in Shares) at Dec. 31, 2019	83,620,630
Balance at Dec. 31, 2020		32,004	5,588	(22,145)	15,447
Balance (in Shares) at Dec. 31, 2020	88,939,359
Net income (loss) and total comprehensive income (loss)				(16,289)	(16,289)
Share-based payment (Note 24)		192	2,009		2,201
Share-based payment (Note 24) (in Shares)	600,000
Issuance of common shares and warrants (Note 18)		131			131
Issuance of common shares and warrants (Note 18) (in Shares)	1,004,350
Conversion of long-term debt (Note 14)			110		110
Reclassification of warrants from equity to liability and share issuance in partial settlement of warrant liability		(791)			(791)
Reclassification of warrants from equity to liability and share issuance in partial settlement of warrant liability (in Shares)	500,000
Exercise of warrants and stock options (Note 18)		1,997			1,997
Exercise of warrants and stock options (Note 18) (in Shares)	3,214,379
Balance at Dec. 31, 2021		378,893	43,704	(15)	422,582
Balance (in Shares) at Dec. 31, 2021	194,805,893
Net income (loss) and total comprehensive income (loss)				22,130	22,130
Share-based payment (Note 24)			22,585		22,585
Issuance of common shares and warrants (Note 18)		229,712	30,228		259,940
Issuance of common shares and warrants (Note 18) (in Shares)	64,526,328
Conversion of long-term debt (Note 14)		5,110	(110)		5,000
Conversion of long-term debt (Note 14) (in Shares)	8,474,577
Deferred tax recovery related to equity issuance costs (Note 16)		4,287			4,287
Exercise of warrants and stock options (Note 18)		$ 107,780	$ (14,587)		$ 93,193
Exercise of warrants and stock options (Note 18) (in Shares)	32,865,629